Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of RSUs activity under the Share Incentive Plan
The following table summarizes the Company’s RSUs activity under the Plans:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(Years)
Unvested, December 31, 2019	735,476	4.7523	3.02
Granted	2,363,000	4.2912
Vested	(1,819,726)	4.1359
Forfeited	—	—
Unvested, December 31, 2020	1,278,750	4.7774	2.68
Granted	4,790,000	10.6200
Vested	(1,949,250)	9.2469
Forfeited	—	—
Unvested, December 31, 2021	4,119,500	9.4561	2.67
Granted	876,380	1.8800
Vested	(2,034,880)	7.2254
Forfeited	(283,000)	7.5431

Unvested, December 31, 2022	2,678,000	8.8740	1.90

Expected to vest as of December 31, 2022	2,678,000

Summary Of Share option Activity
The following table summarizes the Company’s share options activity under the 2015 Plan:

	Number of share options	Weighted average grant date fair value	Weighted average exercise price
		(US$)	(US$)
Outstanding as of January 1 and December 31, 2022	53,737	2.2624	5.8853

Vested and expected to vest as of December 31, 2022	53,737	2.2624	5.8853

Exercisable as of December 31, 2022	53,737	2.2624	5.8853

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Group calculated the estimated fair value of the share options under the 2015 Plan on the grant date using the Black-Scholes valuation model. Assumptions used to determine the fair value of the share options granted under the 2015 Plan is summarized in the following table:

	For the year ended December 31, 2020

Term in years		5
Volatility		53.73%
Discount rate		0.85%
Fair value per ordinary share	US$	5.24

Summary of Share-based Compensation Expenses Relating to RSUs Recognized
Total share-based compensation expenses relating to RSUs and options granted to employees recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	2,443	—	—	—
Sales and marketing expenses	10,883	18,327	22,125	3,208
General and administrative expenses	14,453	71,147	38,452	5,575
Research and development expenses	27,078	31,657	36,321	5,266

	54,857	121,131	96,898	14,049